IFRS 7 - Disclosure - Market Risk - Additional Information (Detail)	9 Months Ended
Jul. 31, 2026
Market risk [member] | Value at Risk [member]
Disclosure of Risk Management [line items]
Statistical technique percentage of confidence level to measure potential overnight loss	99.00%